Consolidated Statements of Income (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 24,396,000	$ 33,970,000	$ 52,802,000				$ 243,223,267	$ 211,210,599	$ 172,425,547
Cost of operations	14,027,000	21,103,000	30,001,000				136,876,880	121,451,499	97,241,773
Gross profit	10,369,000	12,867,000	22,801,000				106,346,387	89,759,100	75,183,774
General and administrative expenses	4,936,000	13,681,000	13,704,000	$ 837,473		$ 10,119,630	58,789,016	52,864,910	40,590,760
Business Combination, Acquisition Related Costs	14,167,000		8,000				7,589,825	4,489,517	3,691,466
Income from operations	(8,734,000)	(814,000)	9,089,000	(984,920)		(10,304,835)	39,967,546	32,404,673	30,901,548
Other (expense) income:
Interest expense	(1,644,000)	(5,592,000)	(5,087,000)			(100,000)	(21,424,747)	(22,747,848)	(19,516,077)
Loss on extinguishment of debt	(16,395,000)							(5,161,065)	(643,876)
Other income (expense), net	6,000	11,000	12,000				54,923	174,177	(54,463)
	(18,033,000)	(5,581,000)	(5,075,000)				(21,369,824)	(27,734,736)	(20,214,416)
(Loss) income before income taxes	(26,767,000)	(6,395,000)	4,014,000	(49,886)		(6,315,951)	18,597,722	4,669,937	10,687,132
Income tax (benefit) provision	(4,192,000)	(2,765,000)	(13,544,000)	267,780		800,540	(9,784,120)	3,756,658	4,453,541
Net income attributable to Concrete Pumping Holdings, Inc. and Subsidiaries	(22,575,000)	(3,630,000)	17,558,000	$ (317,666)	$ (317,666)	$ (7,116,491)	28,381,842	913,279	6,269,955
Less preferred shares dividends	(126,000)	(269,000)	(342,000)				(1,428,257)	(1,811,837)	(1,695,122)
Less undistributed earnings allocated to preferred shares			(4,065,000)				(6,365,083)		(1,108,807)
Undistributed (loss) income available to common shareholders	$ (22,701,000)	$ (3,899,000)	$ 13,151,000				$ 20,588,502	$ (898,558)	$ 3,466,026
Basic (in shares)	7,576,289	28,847,707	7,576,289				7,576,289	7,576,289	7,576,289
Diluted (in shares)	7,576,289	28,847,707	8,490,714				8,325,890	7,576,289	8,279,321
Basic (in dollars per share)	$ (3)	$ (0.14)	$ 1.74				$ 2.72	$ (0.12)	$ 0.46
Diluted (in dollars per share)	$ (3)	$ (0.14)	$ 1.55				$ 2.47	$ (0.12)	$ 0.42